TAXATION - Income Tax - Applicable Tax Rates (Details)		12 Months Ended	24 Months Ended
	Dec. 21, 2017	Dec. 31, 2020	Dec. 31, 2020
TAXATION
Withholding tax rate (as a percent)		10.00%
Withholding tax rate applicable to beneficial owner ( as a percent)		5.00%
The United States ("US")
TAXATION
Applicable tax rate (as a percent)	35.00%	21.00%
Hong Kong
TAXATION
Applicable tax rate (as a percent)		16.50%
China
TAXATION
Preferential tax rate (as a percent)		15.00%
Super deduction of research and development expenses (as a percent)		175.00%
Applicable tax rate (as a percent)		25.00%
China | Futu Network Technology (Shenzhen) Co., Ltd
TAXATION
Preferential tax rate (as a percent)			15.00%
Preferential tax rate, valid period		3 years